25. Shareholders' equity (Details 1) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Number of shares	268,352	267,997
Share Based Payment Plan-GPA [Member]
Number of shares	268,352	267,997
Balance of effective stock options granted	1,468,000	2,153,000
Maximum percentage of dilution	0.55%	0.80%